Description of Business and Basis of Presentation (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2025	Aug. 11, 2025	Nov. 12, 2024	Sep. 27, 2024	Sep. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Nov. 07, 2024	Mar. 22, 2024
Common stock par value					$ 0.0001	$ 0.0001		$ 0.0001						$ 0.0001
Net loss						$ 25,000
Accumulated deficit					$ 25,000	25,000		$ 25,000						$ 25,000
Common Stock [Member]
Net loss
Willow Lane Acquisition Corp [Member]
Proceeds from issuance of private placement													$ 5,145,722
Transaction costs					7,538,114	7,538,114		7,538,114					7,538,114	7,538,114		$ 7,538,114
Cash underwriting fees														2,530,000
Deferred underwriting fees					4,427,500	4,427,500		4,427,500					4,427,500	4,427,500		4,427,500
Other offering costs					580,614	580,614		580,614					$ 580,614	$ 580,614		580,614
Trust account balance percentage													80.00%	80.00%
Voting securities percentage													50.00%	50.00%
Investment of cash in trust account													$ 126,879,500
Percentage of outstanding voting securities													100.00%	100.00%
Dissolution expenses													$ 100,000	$ 100,000
Trust account public shares description													(i) $10.03 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.03 per Public Share due to reductions in the value of the Trust Account assets	(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the Trust Account assets
Cash					561,174	561,174		561,174					$ 1,368,608	$ 561,174		1,368,608
Working capital deficit					625,983	625,983		625,983					1,423,994	625,983		1,423,994
Gross proceeds											$ 25,000		25,000
Cash underwriting fees													2,530,000			2,530,000
Net loss								(785,531)	$ (1,222,925)	$ (1,232,751)	$ 43,124		(116,890)	(3,241,207)
Accumulated deficit					$ 3,793,022	$ 3,793,022		$ 3,793,022					2,914,386	$ 3,793,022		$ 2,914,386
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Gross proceeds issuance initial public offering													$ 126,500,000
Common stock par value			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001
Exercise price of warrants					18.00	18.00		18.00					18.00	18.00		18.00
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Shares issued				4,628,674
Common stock par value					$ 0.0001	$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001
Willow Lane Acquisition Corp [Member] | Common Class B [Member] | Common Stock [Member]
Shares issued											4,628,674		4,628,674
Gross proceeds											$ 463		$ 463
Net loss
Willow Lane Acquisition Corp [Member] | Common Class B [Member] | Letter Agreement [Member]
Common stock par value																	$ 0.0001
Boost Run Holdings LLC [Member]
Cash					$ 3,608,000	$ 3,608,000		3,608,000				$ 66,000	335,000	$ 3,608,000		$ 335,000
Working capital deficit					13,700,000	13,700,000		13,700,000					1,417,000	13,700,000		1,417,000
Gross proceeds														2,992,000
Percentage of business acquisition equity issued and outstanding																		100.00%
Revenue														19,302,000	$ 5,755,000	7,935,000
Net loss												553,000		14,617,000	$ (160,000)	212,000
Cash					3,608,000	3,608,000		3,608,000					335,000	3,608,000		335,000
Lease liabilities					43,848,000	43,848,000		43,848,000					4,842,000	43,848,000		4,842,000
Accumulated deficit					$ 15,382,000	$ 15,382,000		$ 15,382,000				$ 553,000	$ 765,000	$ 15,382,000		765,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member]
Installment notes consideration	$ 8,500,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Volume-weighted average price	$ 12.50
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Volume-weighted average price	15.00
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Volume-weighted average price	$ 17.50
Boost Run Holdings LLC [Member] | Subsequent Event [Member]
Installment notes consideration	$ 8,500
Boost Run Holdings LLC [Member] | Subsequent Event [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Volume-weighted average price	$ 12.5
Boost Run Holdings LLC [Member] | Subsequent Event [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Volume-weighted average price	15.0
Boost Run Holdings LLC [Member] | Subsequent Event [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Volume-weighted average price	$ 17.5
Boost Run Holdings LLC [Member] | Bridge Loan Agreement [Member] | Subsequent Event [Member]
Cash withdrew		$ 5,000,000
Debt instrument periodic interest payment		$ 600,000
Boost Run Holdings LLC [Member] | August 2025 Warrant Cancellation Agreement [Member]
Shares issued							127.766
Boost Run Holdings LLC [Member] | Common Class A [Member] | Common Stock [Member]
Shares issued
Net loss
Boost Run Holdings LLC [Member] | Common Class A [Member] | Maximum [Member]
Shares contingent upon stock performance	7,875,000
Boost Run Holdings LLC [Member] | Common Class A [Member] | Subsequent Event [Member] | Maximum [Member]
Shares contingent upon stock performance	7,875,000
Boost Run Holdings LLC [Member] | Common Class B [Member]
Volume-weighted average price																$ 1,000
Boost Run Holdings LLC [Member] | Common Class B [Member] | Subsequent Event [Member]
Units granted					505.952
Boost Run Holdings LLC [Member] | Common Class B [Member] | Amended And Restated LLC Agreement [Member]
Units granted					506
Boost Run Holdings LLC [Member] | Common Class A and B [Member] | Boost Run Inc [Member]
Common stock par value	$ 10
Equity consideration	$ 441,500,000
Boost Run Holdings LLC [Member] | Common Class A and B [Member] | Subsequent Event [Member] | Boost Run Inc [Member]
Common stock par value	$ 10
Equity consideration	$ 441,500
Benchmark Merger Sub I Inc [Member]
Percentage of business acquisition equity issued and outstanding					100.00%	100.00%		100.00%						100.00%
Consideration amount						$ 100
Benchmark Merger Sub I Inc [Member] | Common Stock [Member]
Common stock par value					$ 0.0001	$ 0.0001		$ 0.0001						$ 0.0001
Stock issued during the period , acquisitions						1,000
Benchmark Merger Sub II Inc [Member]
Percentage of business acquisition equity issued and outstanding					100.00%	100.00%		100.00%						100.00%
Consideration amount						$ 100
IPO [Member] | Willow Lane Acquisition Corp [Member]
Shares issued			12,650,000
Share price			$ 10.03
Gross proceeds issuance initial public offering			$ 126,500,000
Investment of cash in trust account			126,879,500
Gross proceeds			$ 126,500,000
IPO [Member] | Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Sale of stock price per share			$ 11.50
Over-Allotment Option [Member] | Willow Lane Acquisition Corp [Member]
Share price			$ 10.00
Shares exercise of the over allotment option			1,650,000
Sale of stock price per share			$ 10.00
Private Placement [Member] | Willow Lane Acquisition Corp [Member]
Number of shares issued													5,145,722	5,145,722
Exercise price of warrants					$ 1.00	$ 1.00		$ 1.00					$ 1.00	$ 1.00		1.00
Proceeds from issuance of private placement													$ 5,145,722	$ 5,145,722
Private Placement [Member] | Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Exercise price of warrants					11.50	11.50		11.50					$ 11.50	$ 11.50		11.50
Sale of stock price per share					$ 11.50	$ 11.50		$ 11.50					$ 11.50	$ 11.50		$ 11.50